Average Annual Total Returns - Invesco Advantage International Fund	Class A Inception Date	Class A 1 Year	Class A 5 Years	Class A Since Inception	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions Since Inception	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class C Inception Date	Class C 1 Year	Class C 5 Years	Class C Since Inception	Class R Inception Date	Class R 1 Year	Class R 5 Years	Class R Since Inception	Class Y Inception Date	Class Y 1 Year	Class Y 5 Years	Class Y Since Inception	Class R5 Inception Date	Class R5 1 Year	Class R5 5 Years		Class R5 Since Inception		Class R6 Inception Date	Class R6 1 Year	Class R6 5 Years	Class R6 Since Inception	MSCI All Country World ex-USA Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees,expenses or other taxes) 1 Year	MSCI All Country World ex-USA Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees,expenses or other taxes) 5 Years	MSCI All Country World ex-USA Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees,expenses or other taxes) Since Inception
Total	Aug. 27, 2015	5.64%	7.01%	6.35%	5.62%	6.18%	5.53%	3.35%	5.23%	4.70%	Aug. 27, 2015	9.96%	7.40%	6.69%	Aug. 27, 2015	11.50%	7.95%	7.22%	Aug. 27, 2015	12.06%	8.42%	7.67%	May 24, 2019	12.10%	8.32%	[1]	7.57%	[1]	Aug. 27, 2015	12.13%	8.52%	7.77%	10.65%	8.93%	8.09%	[2]

[1]	Performance shown prior to the inception date (after the close of business on May 24, 2019) is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.
[2]	From the inception date of the oldest share class.